UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2006
                     --------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Enhanced Yield Fund

The Fund invests all of its investable assets in The Standish Mellon Enhanced Yield Portfolio (the "Enhanced Yield Portfolio"). The Enhanced Yield Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund
            Schedule of Investments - September 30, 2006 (Unaudited)

Security Description                                   Rate     Maturity                Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 97.9%
BONDS AND NOTES - 95.5%
Corporate - 3.4%
Communications - 0.2%
Qwest Corp. (a)                                       8.640     6/15/2013                 170,000            181,900
                                                                                                     ---------------

Financial - 1.4%
Chevy Chase Bank FSB                                  6.875     12/1/2013                 380,000            380,000
Residential Capital Corp. (a)                         6.693    11/21/2008                 745,000            753,166
Residential Capital Corp. (a)                         6.742     6/29/2007                 245,000            246,339
                                                                                                     ---------------
                                                                                                           1,379,505
                                                                                                     ---------------

Industrials - 0.6%
Chesapeake Energy Co.                                 7.625     7/15/2013                 160,000            163,400
Windstream Corp. 144A                                 8.125      8/1/2013                 305,000            323,681
Windstream Corp. 144A                                 8.625      8/1/2016                  95,000            101,650
                                                                                                     ---------------
                                                                                                             588,731
                                                                                                     ---------------

Utilities - 1.2%
Dominion Resources, Inc.                              5.664     9/28/2007                 575,000            575,156
Nisource Finance Corp.                                5.968    11/23/2009                 580,000            579,882
                                                                                                     ---------------
                                                                                                           1,155,038
                                                                                                     ---------------
Total Corporate Bonds (Cost $3,259,386)                                                                    3,305,174
                                                                                                     ---------------

Sovereign Bonds - 3.3%
Argentina Bonos (a)                                   1.162      8/3/2012                 675,000            471,825
Egyptian Treasury Bill 144A                           8.400      2/1/2007               2,150,000          2,242,687
Republic of Peru                                      9.125     2/21/2012                 425,000            487,688
                                                                                                     ---------------
Total Sovereign Bonds (Cost $3,080,181)                                                                    3,202,200
                                                                                                     ---------------

Yankee Bonds - 3.1%
Glitnir Banki Hf                                      7.451     9/14/2049                 395,000            404,691
Kaupthing Bank 144A                                   7.125     5/19/2016                 455,000            478,286
Kaupthing Bank 144A                                   5.850     1/15/2010                 510,000            510,005
National Grid PLC                                     6.300      8/1/2016                 465,000            482,428
Nordic Telecommunication Co. Holdings 144A            8.875      5/1/2016                 100,000            105,125
Rogers Wireless, Inc.                                 7.500     3/15/2015                 255,000            272,213
SAB Miller                                            5.780      7/1/2009                 675,000            675,159
                                                                                                     ---------------
Total Yankee Bonds (Cost $2,853,509)                                                                       2,927,907
                                                                                                     ---------------

Security Description                                   Rate     Maturity                Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Foreign Denominated - 78.2%
Australia - 0.6%
Queensland Treasury Corp.                             0.000     6/14/2011     AUD         740,000            554,563
                                                                                                     ---------------

Brazil - 1.0%
Republic of Brazil (a)                               12.500      1/5/2016     BRL       2,035,000            943,560
                                                                                                     ---------------

Canada - 4.8%
Canadian Government Bond                              5.500      6/1/2010     CAD       1,615,000          1,523,959
Canadian Government Bond                              5.000      6/1/2014               1,300,000          1,242,539
Canadian Pacific Railway Ltd. 144A                    4.900     6/15/2010               2,000,000          1,828,047
                                                                                                     ---------------
                                                                                                           4,594,545
                                                                                                     ---------------

Euro - 31.9%
Autostrade SpA (a)                                    2.552      6/9/2011     EUR         500,000            636,289
Bombardier, Inc.                                      5.750     2/22/2008                 245,000            313,767
Deutsche Republic                                     3.750      7/4/2013                 550,000            701,347
Citigroup Inc. (a)                                    2.237      6/3/2011                 675,000            856,042
Deutsche Cap Trust IV (a)                             5.330     9/29/2049                 600,000            795,416
Deutsche Republic                                     3.250      7/4/2015               5,140,000          6,310,915
Deutsche Republic                                     4.750      7/4/2034               6,725,000          9,713,192
FCE Bank PLC EMTN (a)                                 3.103     9/30/2009                 745,000            899,316
Goldman Sachs Group, Inc. (a)                         5.850      2/4/2013                 405,000            511,421
Hellenic Republic Government Bond                     3.700     7/20/2015               1,845,000          2,296,508
Ineos Group Holdings Plc                              7.875     2/15/2016                 325,000            385,314
Kingdom of Denmark                                    3.125    10/15/2010               1,210,000          1,505,077
Linde Finance BV                                      6.000     7/29/2049                  50,000             64,649
MPS Capital Trust I                                   7.990      2/7/2011                 550,000            796,361
MUFG Capital Finance 2 (a)                            4.850     3/15/2049                 370,000            460,577
Netherlands Government Bond                           4.000     1/15/2037               1,425,000          1,832,919
Owens-Brockway Glass Containers                       6.750     12/1/2014                 520,000            639,579
Resona Bank Ltd. 144A                                 4.125     1/10/2049                 310,000            381,530
Sogerim                                               7.000     4/20/2011                 195,000            275,951
Sumitomo Mitsui Banking Corp. 144A (a)                0.000     7/15/2049                 575,000            704,637
Telefonica Europe BV                                  5.125     2/14/2013                 455,000            596,235
                                                                                                     ---------------
                                                                                                          30,677,042
                                                                                                     ---------------

Japan - 16.9%
Citigroup, Inc.                                       0.800    10/30/2008     JPY      68,500,000            580,494
Development Bank of Japan (b)                         1.600     6/20/2014             400,000,000          3,424,994
Development Bank of Japan                             1.700     9/20/2022             358,000,000          2,923,430
Dexia Municipal Agency                                0.800     5/21/2012             285,000,000          2,348,949
European Investment Bank                              1.400     6/20/2017             402,700,000          3,315,785
Japan Finance Corp.                                   1.550     2/21/2012             228,000,000          1,961,149
Volkswagen Financial Services NV                      1.150    11/26/2008             200,000,000          1,688,245
                                                                                                     ---------------
                                                                                                          16,243,046
                                                                                                     ---------------

Security Description                                   Rate     Maturity                Par Value    Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Mexico - 1.7%
Mexican Fixed Rate Bonds                              8.000    12/19/2013     MXN      18,700,000          1,679,034
                                                                                                     ---------------

Poland - 2.9%
Poland Government Bond                                6.000    11/24/2010     PLN       6,970,000          2,278,481
Poland Government Bond                                6.250    11/24/2015               1,410,000            474,060
                                                                                                     ---------------
                                                                                                           2,752,541
                                                                                                     ---------------

Singapore - 3.9%
Singapore Government Bond                             3.500      7/1/2012     SGD       5,880,000          3,776,800
                                                                                                     ---------------

Sweden - 2.7%
Swedish Government                                    3.000     7/12/2016     SEK      20,275,000          2,619,763
                                                                                                     ---------------

United Kingdom - 11.8%
Barclays Bank PLC                                     6.000     9/15/2026     GBP         240,000            442,723
Bat International Finance PLC                         6.375    12/12/2019                 155,000            306,810
British Telecom PLC                                   7.125     12/7/2006                 330,000            619,274
Deutsche Telekom International Finance BV             7.125     9/26/2012                 305,000            610,886
HBOS Capital Funding LP                               6.461    11/30/2048                 155,000            308,768
Transco Holdings PLC                                  7.000    12/16/2024                 140,000            314,603
United Kingdom Gilt                                   4.750      6/7/2010               1,755,000          3,284,351
United Kingdom Gilt                                   5.000      3/7/2012               1,250,000          2,376,357
United Kingdom Gilt                                   8.000     9/27/2013               1,350,000          3,031,762
                                                                                                     ---------------
                                                                                                          11,295,534
                                                                                                     ---------------
Total Foreign Denominated (Cost $74,004,054)                                                              75,136,428
                                                                                                     ---------------

US Treasury Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bond                  0.875     4/15/2010     USD       4,144,577          3,927,471
U.S. Treasury Inflation-Indexed Bond                  2.500     7/15/2016                 401,852            409,889
U.S. Treasury Note (b)                                4.250     1/15/2011               1,075,000          1,060,345
U.S. Treasury Note (b)                                4.000     2/15/2015                 265,000            253,665
U.S.Treasury Bond                                     4.875     8/15/2016               1,020,000          1,039,284
U.S.Treasury Bond                                     4.500     2/15/2036                 510,000            488,684
                                                                                                     ---------------
Total U.S. Treasury Obligations (Cost $7,251,882)                                                          7,179,338
                                                                                                     ---------------
TOTAL BONDS AND NOTES (Cost $90,449,012)                                                                  91,751,047
                                                                                                     ---------------

                                                                                       Contract
                                                                                         Size
                                                                                      -----------
PURCHASED OPTIONS - 0.0%
JPY Call/USD Put, Strike Price 109, 11/21/06 (Cost $ 63,650)                            2,375,000                394
                                                                                                     ---------------

                                                      Rate      Maturity                Par Value
                                                      ------------------                ---------
SHORT TERM INVESTMENTS - 0.2%
U.S. Treasury Bill - 0.2%
U.S. Treasury Bill (c) (d) (Cost $148,624)            4.860     12/7/2006                 150,000            148,624
                                                                                                     ---------------

                                                                                         Shares
                                                                                        --------
INVESTMENT OF CASH COLLATERAL - 2.2%
BlackRock Cash Strategies L.L.C (e)
(Cost $2,079,594)                                     5.350                             2,079,594          2,079,594
                                                                                                     ---------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $92,740,880)                                                         93,979,659
                                                                                                     ---------------

AFFILIATED INVESTMENTS - 2.3%
Dreyfus Institutional Preferred Plus Money
Market Fund (e) (g) (Cost $2,172,551)                 5.320                             2,172,551          2,172,551
                                                                                                     ---------------

TOTAL INVESTMENTS - 100.2% (COST $94,913,431)                                                             96,152,210
                                                                                                     ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                                                              (131,010)
                                                                                                     ---------------
NET ASSETS-100%                                                                                           96,021,200
                                                                                                     ===============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At the period end, the value of these securities amounted to $6,675,648 or 7.0% of net assets.

AUD-Australian Dollar

BRL-Brazilian Real

CAD-Canadian Dollar

EUR-Euro

GBP-British Pound

JPY-Japanese Yen

MXN-Mexican New Peso

PLN-Polish Zloty

SEK-Swedish Krona

SGD-Singapore Dollar

(a) Variable Rate Security; rate indicated is as of September 30, 2006.

(b) Security, or a portion of thereof, was on loan at September 30, 2006.

(c) Denotes all or part of security segregated as collateral.

(d) Rate noted is yield to maturity.

(e) Stated rate is seven-day yield for the fund at year end.

(g) Affiliated money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $94,913,431. Net unrealized appreciation aggregated $1,238,779, of which $2,308,450 related to appreciated investment securities and $1,069,671 related to depreciated investment securities.

At September 30, 2006 the Fund held the following futures contracts:

                                                                        Underlying Face
Contract                                  Position   Expiration Date    Amount at Value   Unrealized Gain
---------------------------------------------------------------------------------------------------------
US 10 Year Treasury (7 Contracts)           Long       12/15/2006         $  749,052         $  3,780
US 5 Year Treasury (9 Contracts)            Long       12/29/2006            945,844            7,425
                                                                                          -----------
                                                                                             $ 11,205
                                                                                          ===========

At September 30, 2006 the Fund held the following forward foreign currency exchange contracts:

                                                                          Value at
                                                                          September     USD Amount to     Unrealized
Contracts to Deliver     Local Principal Amount   Contract Value Date      30, 2006        Receive       Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
Australian Dollar                  680,000             12/20/2006       $    505,946    $     512,054    $    6,108
Canadian Dollar                  5,290,000             12/20/2006          4,746,205        4,730,860       (15,345)
Euro                            22,960,000             12/20/2006         29,243,962       29,390,171       146,209
British Pound Sterling           6,256,000             12/20/2006         11,719,470       11,827,594       108,124
Japanese Yen                 1,850,720,000             12/20/2006         15,851,736       15,929,788        78,052
Mexican Pesos                   12,460,000             12/20/2006          1,134,018        1,133,345          (673)
Poland Zloty                     8,920,000             12/20/2006          2,858,460        2,871,491        13,031
Swedish Krona                   20,400,000             12/20/2006          2,801,662        2,824,507        22,845
Singapore Dollar                 7,145,000             12/20/2006          4,521,284        4,515,350        (5,934)
                                                                        --------------------------------------------
Total                                                                   $ 73,382,743    $  73,735,160    $  352,417
                                                                        ============================================

                                                                          Value at
                                                                          September     USD Amount to     Unrealized
Contracts to Receive     Local Principal Amount   Contract Value Date      30, 2006        Deliver          (Loss)
--------------------------------------------------------------------------------------------------------------------
Brazilian Real                   1,330,000             12/20/2006       $    602,347    $     609,253    $   (6,906)
British Pound Sterling             200,000             12/20/2006            374,663          380,862        (6,199)
                                                                        --------------------------------------------
Total                                                                   $    977,010    $     990,115    $  (13,105)
                                                                        ============================================

                                                                                           Contract       Unrealized
Contracts to Deliver         Market Value         In Exchange For       Market Value      Value Date     Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
Australian Dollar             $    912,888        New Zealand Dollar    $    943,450      10/10/2006     $   30,562
New Zealand Dollar                 953,107        Australian Dollar          912,888      10/10/2006        (40,219)
Euro                               941,144        Swiss Franc                938,691      12/11/2006         (2,453)
Euro                               549,338        Icelandic Krona            607,556      10/11/2006         58,218
Icelandic Krona                    607,556        Euro                       602,603      10/11/2006         (4,953)
                              ------------                              ------------                     ----------
                              $  3,964,033                              $  4,005,188                     $   41,155
                              ============                              ============                     ==========

The Fund held the following written option contracts at September 30, 2006:

                                                                         Expiration
Written Call Options      Notional Amount            Strike Price           Date          Contracts        Premium    Value
---------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put           2,375,000 JPY                 106             11/21/2006           1            $ 39,188   $  29
                                                                                          =================================

At September 30, 2006, the Fund held the following open swap agreement:

Credit Default Swaps

                                                                                                                      Unrealized
                                                       Buy/Sell   (Pay)/Receive  Expiration     Notional             Appreciation/
Counterparty              Reference Entity            Protection    Fixed Rate      Date         Amount             (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Alcoa, Inc., 6.000% due 1/15/2012        Buy         (0.415%)     6/20/2010  $       328,000  USD   $       (3,101)
Bear Stearns    Alcoa, Inc., 6.500% due 6/01/2011        Buy          (0.52%)     6/20/2010          727,000  USD           (9,481)
Bear Stearns    Conocophillips, 4.750% due
                   10/15/2012                            Buy          (0.31%)     6/20/2010        1,055,000  USD           (4,792)
Bear Stearns    Nucor Corp., 4.875% due 10/01/2012       Buy          (0.40%)     6/20/2010          494,000  USD           (4,874)
Bear Stearns    Republic of South Africa, 8.500%
                   due 6/23/2017                         Sell         0.950%      7/20/2016          935,000  USD            3,578
Bear Stearns    United Mexican States, 7.500% due
                   4/8/2033                              Buy          (0.98%)     7/20/2016          935,000  USD           (8,481)
Deutsche Bank   Verizon Communications, 7.250% due
                   12/1/2010                             Buy          (0.66%)     9/20/2011        1,650,000  USD           (1,166)
JPMorgan        Basell AF SCA, 8.375% due 8/15/2015      Sell          3.80%      6/20/2011          950,000  EUR           12,843
JPMorgan        British American Tobacco PLC,
                   4.875% due 2/25/2009                  Sell         0.425%     12/20/2010          600,000  EUR            5,982
JPMorgan        Daimlerchrysler AG, 7.20% due
                   9/1/2009                              Sell         0.700%     12/20/2010          600,000  EUR            4,948
JPMorgan        France Telecom, 7.25% due 1/28/2013      Sell         0.660%     12/20/2015          475,000  EUR             (642)
JPMorgan        Glencore International AG, 5.375%,
                   due 9/30/2011                         Sell         1.480%     12/20/2010          600,000  EUR           17,124
JPMorgan        ICI Wilmington, 5.625% due 12/1/2013     Sell         0.510%     12/20/2010          600,000  EUR            5,539
JPMorgan        iTraxx Europe HiVol Series 4
                   Version 1                             Buy          (0.70%)    12/20/2010        2,975,000  EUR          (20,515)
JPMorgan        Kimberly-Clark Corp., 6.875% due
                   2/15/2014                             Buy          (0.19%)    12/20/2011        1,895,000  USD           (1,758)
JPMorgan        Linde Finance BV, 6.375% due
                   6/14/2007                             Sell         0.410%      6/20/2011        1,900,000  EUR            2,117
JPMorgan        Telecom Italia SPA, 6.25% due
                   2/1/2012                              Sell         0.520%     12/20/2010          600,000  EUR           (2,434)
JPMorgan        The BOC Group PLC, 5.875 due
                   4/29/2009                             Buy          (0.24%)     6/20/2011        1,900,000  EUR           (3,536)
JPMorgan        Volkswagen, 4.875% due 5/22/2013         Sell         0.450%     12/20/2010          600,000  EUR            6,544
Morgan Stanley  V.F. Corp., 8.50% due 10/1/2010          Buy          (0.45%)     6/20/2011        1,200,000  USD          (11,489)
UBS AG          iTraxx Europe Series 5 Version 1         Sell         0.400%      6/20/2011        1,400,000  EUR            9,040
UBS AG          Telekom Finanzmanagement, 5.000%
                   due 7/22/2013                         Buy          (0.45%)     9/20/2011          930,000  USD               81
UBS AG          Wolters Kluwer NV, 5.125% due
                   1/27/2014                             Buy          (0.55%)     9/20/2011          930,000  USD           (4,385)
                                                                                                                    --------------
                                                                                                                     $      (8,858)
                                                                                                                    ==============

Interest Rate Swaps

                                                     Pay/Receive                                                      Unrealized
                                                      Floating                   Expiration      Notional            Appreciation/
Counterparty    Floating Rate Index                     Rate       Fixed Rate       Date          Amount            (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    USD - LIBOR - BBA                        Pay          3.907%     11/19/2009  $       840,000  USD   $      (27,848)
JPMorgan        JPY -LIBOR - BBA                         Pay         2.0750%       7/2/2016      304,000,000  JPY           64,791
UBS AG          JPY -LIBOR - BBA                         Pay         0.8875%      5/11/2008    1,336,000,000  JPY           62,071
UBS AG          JPY -LIBOR - BBA                         Pay         2.5125%       6/6/2026      326,000,000  JPY           94,372
UBS AG          SEK - STIBOR - SIDE                    Receive         3.06%      6/27/2007      220,110,000  SEK          176,076
UBS AG          SEK - STIBOR - SIDE                    Receive        4.290%      6/27/2016       21,710,000  SEK           97,122
                                                                                                                    --------------
                                                                                                                    $      466,584
                                                                                                                    ==============

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

            Schedule of Investments - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                              Rate     Maturity             Par Value    Market Value
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 98.8%
BONDS AND NOTES - 98.2%
Corporate - 3.4%
Communications - 0.3%
Qwest Corp. (a)                                                   8.640    6/15/2013   USD         125,000        133,750
                                                                                                             ------------

Finance  - 1.0%
Chevy Chase Bank FSB                                              6.875    12/1/2013                45,000         45,000
Residential Capital Corp.                                         6.375    6/30/2010                45,000         45,530
Residential Capital Corp.                                         6.875    6/30/2015                80,000         83,099
Residential Capital Corp. (a)                                     6.693   11/21/2008               155,000        156,699
Residential Capital Corp. (a)                                     6.742    6/29/2007                55,000         55,301
                                                                                                             ------------
                                                                                                                  385,629
                                                                                                             ------------

Industrial - 1.1%
Chesapeake Energy Co.                                             7.625    7/15/2013                55,000         56,169
SAB Miller PLC                                                     5.78     7/1/2009               240,000        240,057
Windstream Corp. 144A                                             8.125     8/1/2013               105,000        111,431
Windstream Corp. 144A                                             8.625     8/1/2016                35,000         37,450
                                                                                                             ------------
                                                                                                                  445,107
                                                                                                             ------------

Utilities - 1.0%
Dominion Resources, Inc.                                          5.664    9/28/2007               200,000        200,054
Nisource Finance Corp.                                            5.968   11/23/2009               205,000        204,958
                                                                                                             ------------
                                                                                                                  405,012
                                                                                                             ------------
Total Corporate Bonds (Cost $1,343,412)                                                                         1,369,498
                                                                                                             ------------

Sovereign Bonds - 2.6%
Argentina Bonos (a)                                               1.162     8/3/2012               250,000        174,750
Egyptian Treasury Bill 144A                                       8.400     2/1/2007               500,000        521,555
Republic of Argentina                                             0.698    9/30/2014               330,000        108,780
Republic of Peru                                                  9.125    2/21/2012               185,000        212,288
                                                                                                             ------------
Total Sovereign Bonds (Cost $984,190)                                                                           1,017,373
                                                                                                             ------------

Yankee Bonds - 2.1%
Glitnir Bank 144A                                                 7.451    9/14/2049               200,000        204,907
Kaupthing Bank 144A                                               5.850    1/15/2010               210,000        210,002
Kaupthing Bank 144A                                               7.125    5/19/2016               190,000        199,724
National Grid PLC                                                 6.300     8/1/2016               200,000        207,496
Rogers Wireless, Inc.                                             7.500    3/15/2015                25,000         26,688
                                                                                                             ------------
Total Yankee Bonds (Cost $824,600)                                                                                848,817
                                                                                                             ------------

Foreign Denominated - 86.7%
Australia - 0.5%
Queensland Treasury Corp.                                         6.000    6/14/2011   AUD         255,000        191,099
                                                                                                             ------------

Brazil - 1.0%
Republic of Brazil (c)                                           12.500     1/5/2016   BRL         865,000        401,071
                                                                                                             ------------

Security Description                                              Rate     Maturity             Par Value    Market Value
-------------------------------------------------------------------------------------------------------------------------
Canada - 3.2%
Canadian Government Bond                                          5.000     6/1/2014   CAD       1,230,000      1,175,633
Canadian Pacific Railway Ltd. 144A                                4.900    6/15/2010                95,000         86,832
                                                                                                             ------------
                                                                                                                1,262,465
                                                                                                             ------------

Euro - 41.0%
ASIF III Jersey, Ltd.                                             5.125    5/10/2007   EUR         180,000        230,004
Autostrade SpA (a)                                                2.552     6/9/2011               200,000        254,516
Bombardier, Inc.                                                  5.750    2/22/2008               100,000        128,068
Bundersrepub Deutschland                                          3.750     7/4/2013               950,000      1,211,418
Citigroup Inc. (a)                                                2.237     6/3/2011               110,000        139,503
Deutsche Bundesrepublik                                           5.000     7/4/2011               675,000        906,809
Deutsche Cap Trust IV (a)                                         5.330    9/29/2049                85,000        112,684
Deutsche Republic (b)                                             4.500     1/4/2013             1,005,000      1,334,107
Deutsche Republic                                                 3.250     7/4/2015             1,770,000      2,173,214
Deutsche Republic                                                 4.750     7/4/2034             1,605,000      2,318,167
FCE Bank PLC EMTN (a)                                             3.103    9/30/2009               320,000        386,284
Goldman Sachs Group, Inc. (a)                                     2.850     2/4/2013               150,000        189,415
Hellenic Republic Government Bond                                 3.700    7/20/2015             1,515,000      1,885,750
Ineos Group Holdings Plc                                          7.875    2/15/2016               125,000        148,198
Linde Finance BV                                                  6.000    7/29/2049                20,000         25,860
MPS Capital Trust I                                               7.990     2/7/2011                85,000        123,074
MUFG Capital Finance 2 (a)                                        4.850    3/15/2049               130,000        161,824
Netherlands Government Bond                                       4.000    1/15/2037             1,025,000      1,318,416
Netherlands Government Bond                                       4.250    7/15/2013             1,970,000      2,586,463
Owens-Brockway Glass Containers                                   6.750    12/1/2014                60,000         73,798
Resona Bank Ltd. 144A                                             4.125    1/10/2049                70,000         86,152
Sogerim                                                           7.000    4/20/2011               100,000        141,513
Sumitomo Mitsui Banking Corp. 144A (a)                            4.375    7/15/2049               130,000        159,309
Telefonica Europe BV                                              5.125    2/14/2013                90,000        117,937
Telenet Communications NV 144A (b)                                9.000   12/15/2013                37,350         52,569
                                                                                                             ------------
                                                                                                               16,265,052
                                                                                                             ------------

Japan - 18.4%
Citigroup, Inc.                                                   0.800   10/30/2008   JPY      21,300,000        180,504
Development Bank of Japan                                         1.400    6/20/2012            84,000,000        717,217
Development Bank of Japan                                         1.600    6/20/2014           190,000,000      1,626,872
Development Bank of Japan                                         1.700    9/20/2022            32,000,000        261,312
Dexia Municipal Agency                                            0.800    5/21/2012            87,000,000        717,048
European Investment Bank                                          1.900    1/26/2026            60,400,000        487,131
European Investment Bank                                          1.400    6/20/2017           130,000,000      1,070,405
Japan Finance Corp.                                               1.550    2/21/2012           132,000,000      1,135,402
KFW International Finance                                         1.750    3/23/2010           125,000,000      1,089,019
                                                                                                             ------------
                                                                                                                7,284,910
                                                                                                             ------------

Mexico - 1.7%
Mexican Fixed Rate Bonds                                          8.000   12/19/2013   MXN       7,465,000        670,267
                                                                                                             ------------

Poland - 2.9%
Poland Government Bond                                            6.000   11/24/2010   PLN       2,600,000        849,936
Poland Government Bond                                            6.250   10/24/2015               925,000        310,997
                                                                                                             ------------
                                                                                                                1,160,933
                                                                                                             ------------

Sweden - 3.8%
Swedish Government                                                3.000    7/12/2016   SEK      11,500,000      1,485,932
                                                                                                             ------------

United Kingdom - 14.2%
Barclays Bank PLC                                                 6.000    9/15/2026   GBP          90,000        166,021
Bat International Finance PLC                                     6.375   12/12/2019                60,000        118,765
British Telecom PLC                                               7.125    12/7/2006               125,000        234,573
Deutsche Telekom International Finance BV                         7.125    9/26/2012               115,000        230,334
HBOS Capital Funding LP                                           6.461   11/30/2048                60,000        119,523

Security Description                                              Rate     Maturity             Par Value    Market Value
-------------------------------------------------------------------------------------------------------------------------
Transco Holdings PLC                                              7.000   12/16/2024                50,000        112,358
United Kingdom Gilt (b)                                           4.000     3/7/2009             1,245,000      2,286,367
United Kingdom Gilt                                               4.750     6/7/2010               925,000      1,731,068
United Kingdom Gilt                                               8.000    9/27/2013               285,000        640,039
                                                                                                             ------------
                                                                                                                5,639,048
                                                                                                             ------------
Total Foreign Denominated (Cost $33,961,544)                                                                   34,360,777
                                                                                                             ------------

U.S. Treasury Bonds - 3.4%
U.S. Treasury Bond                                                5.250   11/15/2028   USD         100,000        105,719
U.S. Treasury Inflation-Indexed Bond                              2.500    7/15/2016               949,375        968,363
U.S. Treasury Note                                                4.875    8/15/2016               265,000        270,007
                                                                                                             ------------
Total U.S. Treasury Obligations (Cost $1,346,484)                                                               1,344,089
                                                                                                             ------------
TOTAL BONDS AND NOTES  (Cost $38,460,230)                                                                      38,940,554
                                                                                                             ------------

                                                                                             Contract Size
                                                                                             -------------
PURCHASED OPTIONS - 0.0%
JPY Call/USD Put, Strike Price 109, 11/21/06 (Cost $20,502)                                        765,000            127
                                                                                                             ------------

                                                                  Rate     Maturity            Par Value
                                                                  -----    --------          -------------
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill (b) (d)                                        4.940    12/7/2006                50,000         49,541
                                                                                                             ------------
TOTAL SHORT TERM INVESTMENTS (Cost $49,541)                                                                        49,541
                                                                                                             ------------

                                                                                                 Shares
                                                                                             -------------
INVESTMENT OF CASH COLLATERAL - 0.5%
BlackRock Cash Strategies L.L.C (e) (Cost $196,505)               5.350                            196,505        196,505
                                                                                                             ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $38,726,778)                                                              39,186,727
                                                                                                             ------------

AFFILIATED INVESTMENTS - 0.2%

Dreyfus Institutional Preferred Plus Money Market Fund (e) (f)
(Cost $67,039)                                                    5.320                             67,039         67,039
                                                                                                             ------------

Total Investments - 99.0%  (COST $38,793,817)                                                                  39,253,766
                                                                                                             ------------
Assets Less Liabilities - 1.0%                                                                                    390,561
                                                                                                             ------------
NET ASSETS-100%                                                                                                39,644,327
                                                                                                             ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At the period end, the value of these securities amounted to $1,669,931 or 4.2% of net assets.

AUD-Australian Dollar

BRL-Brazilian Real

CAD-Canadian Dollar

EUR-Euro

GBP-British Pound

JPY-Japanese Yen

MXN-Mexican New Peso

PLN-Polish Zloty

SEK-Swedish Krona

(a) Variable Rate Security; rate indicated is as of September 30, 2006.

(b) Denotes all or part of security segregated as collateral.

(c) Security, or a portion of thereof, was on loan at September 30, 2006.

(d) Rate noted is yield to maturity.

(e) Stated rate is seven-day yield for the fund at year end.

(f) Affiliated money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $38,793,817. Net unrealized appreciation aggregated $459,949, of which $717,045 related to appreciated investment securities and $257,096 related to depreciated investment securities.

At September 30, 2006 the Fund held the following futures contracts:

                                                                                  Expiration        Underlying Face   Unrealized
Contract                                                       Position              Date           Amount at Value    Gain/Loss
---------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (5 Contracts)                           Long            12/29/2006        $       525,469   $     2,109
U.S. 10 Year Treasury Note (11 Contracts)                         Long            12/19/2006              1,177,090        11,576
Euro- Bobl (6 Contracts)                                         Short             12/7/2006                842,615        (2,929)
Euro- Bund (4 Contracts)                                         Short             12/7/2006                599,887        (5,568)
                                                                                                                      -----------
                                                                                                                      $     5,188
                                                                                                                      ===========

At September 30, 2006 the Fund held the following forward foreign currency exchange contracts:

                                                                                  Value at
                                                             Contract Value     September 30,   USD Amount to   Unrealized
Contracts to Deliver               Local Principal Amount         Date              2006           Receive      Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                   1,305,000             12/20/2006      $    2,444,678   $  2,467,233    $    22,555
Canadian Dollar                            190,000             12/20/2006             170,469        169,917           (552)
Euro                                       305,000             12/20/2006             388,476        388,723            247
Mexican Pesos                            4,490,000             12/20/2006             408,647        408,405           (242)
Poland Zloty                             3,770,000             12/20/2006           1,208,116      1,213,623          5,507
Swedish Krona                            8,320,000             12/20/2006           1,142,638      1,151,956          9,318
                                                                               ---------------------------------------------
Total                                                                          $    5,763,024   $  5,799,857    $    36,833
                                                                               =============================================

                                                                                  Value at
                                                             Contract Value     September 30,   USD Amount to   Unrealized
Contracts to Receive               Local Principal Amount         Date              2006           Deliver      Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------
Brazilian Real                             280,000             12/20/2006      $      126,810   $    128,264    $    (1,454)
Euro                                     3,050,000             12/20/2006           3,884,760      3,875,940          8,820
Japanese Yen                           862,140,000             12/20/2006           7,384,378      7,419,194        (34,816)
                                                                               ---------------------------------------------
Total                                                                          $   11,395,948   $ 11,423,398    $   (27,450)
                                                                               =============================================

The Fund held the following cross currency forward contracts at September 30, 2006:

                                                                                     Value at
                                                                                   September 30,   Contract Value   Unrealized
 Contracts to Deliver          Value at September 30, 2006   In Exchange For           2006             Date        Gain/Loss
------------------------------------------------------------------------------------------------------------------------------
  New Zealand Dollar                    $  406,918           Australian Dollar    $      389,747     10/10/2006     $  (17,171)
  Australian Dollar                        389,747           New Zealand Dollar          402,795     10/10/2006         13,048
         Euro                              399,885           Swiss Franc                 398,843     12/11/2006         (1,042)
   Icelandic Krona                         189,239           Euro                        187,696     10/11/2006         (1,543)
         Euro                              171,105           Icelandic Krona             189,239     10/11/2006         18,134
                                        ----------                                --------------                    ----------
                                        $1,556,894                                $    1,568,320                    $   11,426
                                        ==========                                ==============                    ==========


At September 30, 2006, the Fund held the following open swap agreement:

Credit Default Swaps

                                                                        (Pay)/Receive                                  Unrealized
                                                             Buy/Sell       Fixed      Expiration   Notional          Appreciation/
Counterparty            Reference Entity                    Protection       Rate         Date        Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns  Alcoa, Inc., 6.000% due 1/15/2012                 Buy       (0.415%)      6/20/2010  $  72,000    USD  $         (681)
Bear Stearns  Alcoa, Inc., 6.500% due 6/01/2011                 Buy       (0.520%)      6/20/2010    158,000    USD          (2,063)
Bear Stearns  Conocophillips, 4.750% due 10/15/2012             Buy       (0.310%)      6/20/2010    230,000    USD          (1,046)
Bear Stearns  Nucor Corp., 4.875% due 10/01/2012                Buy       (0.400%)      6/20/2010    108,000    USD          (1,067)

                                                                        (Pay)/Receive                                  Unrealized
                                                             Buy/Sell       Fixed      Expiration   Notional          Appreciation/
Counterparty                     Reference Entity           Protection       Rate         Date        Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG       Verizon Communications, 7.25%, due 12/1/2010          Buy     (0.660%)      9/20/2011    600,000  USD            (479)
JPMorgan      Kimberly-Clark Corp., 6.875%, due 2/15/2014           Buy     (0.190%)     12/20/2011    785,000  USD            (369)
JPMorgan      British American Tobacco PLC, 4.875% due
              2/25/2009                                            Sell      0.425%      12/20/2010    225,000  EUR            2,250
JPMorgan      Daimlerchrysler AG, 7.20% due 9/1/2009               Sell      0.700%      12/20/2010    225,000  EUR            1,772
JPMorgan      France Telecom, 7.25% due 1/28/2013                  Sell      0.660%      12/20/2015    100,000  EUR            (135)
JPMorgan      Glencore International AG, 5.375%, due
              9/30/2011                                            Sell      1.480%      12/20/2010    225,000  EUR            6,441
JPMorgan      ICI Wilmington, 5.625% due 12/1/2013                 Sell      0.510%      12/20/2010    225,000  EUR            2,084
JPMorgan      iTraxx Europe HiVol Series 4 Version 1                Buy     (0.700%)     12/20/2010  1,175,000  EUR         (12,801)
JPMorgan      Linde Finance BV, 6.375% due 6/14/2007               Sell      0.410%       6/20/2011    675,000  EUR              755
JPMorgan      Telecom Italia SPA, 6.25% due 2/1/2012               Sell      0.520%      12/20/2010    225,000  EUR            (915)
JPMorgan      The BOC Group PLC, 5.875 due 4/29/2009                Buy     (0.240%)      6/20/2011    675,000  EUR          (1,260)
JPMorgan      Volkswagen, 4.875% due 5/22/2013                     Sell      0.450%      12/20/2010    225,000  EUR            2,462
JPMorgan      Basell AF SCA, 8.375% due 8/15/2015                  Sell       3.80%       6/20/2011    325,000  EUR            6,077
Morgan
Stanley       V.F. Corp., 8.50% due 10/1/2010                       Buy     (0.450%)      6/20/2011    400,000  USD          (3,834)
UBS AG        iTraxx Europe Series 5 Version I                     Sell      0.400%       6/20/2011    625,000  EUR            1,454
UBS AG        Republic of South Africa, 8.5%, due
              6/23/2017                                            Sell      0.965%       7/20/2016    405,000  USD            2,001
UBS AG        United Mexican States, 7.5%, due 4/8/2033             Buy     (0.995%)      7/20/2016    405,000  USD          (4,742)
UBS AG        Wolters Kluwer N.V., 5.125%, due 1/27/2014            Buy     (0.550%)      9/20/2011    400,000  USD          (1,888)
UBS AG        Tekekom Finanzmanagement, 5.00%, due
              7/22/2013                                             Buy     (0.450%)      9/20/2011    400,000  USD              35
                                                                                                                     --------------
                                                                                                                     $       (5,949)
                                                                                                                     ==============

If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

                                                                                                                       Unrealized
                                            Pay/Receive                       Expiration                               Appreciation/
Counterparty          Floating Rate Index   Floating Rate     Fixed Rate         Date         Notional Amount         (depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          USD - LIBOR - BBA          Pay                3.907%       11/19/2009   $        80,000  USD   $       (2,610)
JP Morgan             JPY -LIBOR - BBA           Pay               2.6913%        7/28/2036        34,000,000  JPY            9,572
JP Morgan             JPY -LIBOR - BBA           Pay               2.0750%        7/28/2016       109,000,000  JPY           26,432
UBS AG                JPY -LIBOR - BBA           Pay               0.8775%        5/11/2008       421,000,000  JPY           11,779
UBS AG                JPY -LIBOR - BBA           Pay               2.5125%         6/6/2026       129,000,000  JPY           48,015
UBS AG                SEK - STIBOR - SIDE      Receive               3.06%        6/27/2007        77,690,000  SEK          145,029
UBS AG                SEK - STIBOR - SIDE      Receive              4.290%        6/27/2016         7,660,000  SEK           21,853
                                                                                                                     --------------
                                                                                                                     $      260,070
                                                                                                                     ==============

The Fund held the following written option contracts at September 30, 2006:

Written Call Options                                Strike Price   Expiration Date   Notional Amount   Contracts   Premium    Value
------------------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put                                       106           11/21/2006              765,000           1   $ 12,623   $   9
                                                                                                       =============================

                   Mellon Institutional Funds Investment Trust
                  Standish Mellon Opportunistic High Yield Fund
            Schedule of Investments - September 30, 2006 (Unaudited)

Security Description                                      Rate     Maturity              Par Value   Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.0%
BONDS AND NOTES - 94.2%

Collateralized Mortgage Obligations - 0.3%
Global Signal Trust 2006-1 F 144A (Cost $50,000)          7.036    2/15/2036                50,000            51,017
                                                                                                     ---------------
Convertible Corporate Bonds - 0.6%
Xcel Energy, Inc. 144A                                    7.500   11/21/2007                40,000            67,350
Centerpoint Energy, Inc. 144A CVT                         2.875    1/15/2024                25,000            28,594
                                                                                                     ---------------
Total Convertible Corporate Bonds (Cost $65,000)                                                              95,944
                                                                                                     ---------------
Corporate - 77.9%
Banking - 2.5%
Chevy Chase Bank FSB                                      6.875    12/1/2013               430,000           430,000
                                                                                                     ---------------
Basic Industry - 7.6%
Airgas, Inc.                                              6.250    7/15/2014                25,000            23,313
Arch Western Finance                                      6.750     7/1/2013                55,000            52,800
Ball Corp.                                                6.875   12/15/2012                95,000            95,713
Berry Plastics                                            8.875    9/15/2014                25,000            25,125
Berry Plastics (a)                                        9.265    9/15/2014                10,000            10,050
Earle M Jorgenson Co.                                     9.750     6/1/2012               100,000           106,625
Equistar Chemicals LP/ Equistar Funding Corp.            10.125     9/1/2008                60,000            63,525
Equistar Chemicals LP/Equistar Funding Corp.             10.625     5/1/2011                15,000            16,088
Freeport-McMoRan Copper & Gold, Inc.                     10.125     2/1/2010                40,000            42,400
Freeport-McMoRan Copper & Gold, Inc.                      6.875     2/1/2014                70,000            69,125
Georgia-Pacific Corp.                                     8.000    1/15/2024                75,000            73,875
Jefferson Smurfit Corp. (a)                               8.250    10/1/2012                35,000            33,513
KRATON Polymers LLC/Capital Corp.                         8.125    1/15/2014                15,000            14,513
Lyondell Chemical Co.                                     8.000    9/15/2014                55,000            55,688
Nalco Co.                                                 7.750   11/15/2011               120,000           122,400
Neenah Paper, Inc.                                        7.375   11/15/2014                10,000             9,375
Peabody Energy Corp.                                      6.875    3/15/2013               105,000           103,425
Standard Pacific Corp.                                    6.500    8/15/2010               100,000            94,000
Steel Dynamics, Inc.                                      9.500    3/15/2009               100,000           103,500
Stone Container Corp.                                     8.375     7/1/2012                70,000            67,200
Temple-Inland                                             6.625    1/15/2018                80,000            83,658
Westlake Chemical Corp.                                   6.625    1/15/2016                25,000            23,750
                                                                                                     ---------------
                                                                                                           1,289,661
                                                                                                     ---------------
Capital Goods - 8.3%
Alliant Techsystems, Inc.                                 6.750     4/1/2016                25,000            24,625
Alliant Techsystems, Inc. 144A                            2.750    2/15/2024                35,000            39,506
CCM Merger, Inc. 144A (a)                                 8.000     8/1/2013                50,000            48,000
Church & Dwight Co.,Inc.                                  6.000   12/15/2012               105,000           100,538
Crown Cork & Seal Co, Inc.                                8.000    4/15/2023               150,000           143,250

Security Description                                      Rate     Maturity              Par Value   Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.                              7.750    6/15/2013                70,000            70,700
Gibraltar Industries, Inc.                                8.000    12/1/2015                30,000            29,700
L-3 Communications Corp.                                  7.625    6/15/2012               150,000           154,500
L-3 Communications Corp.                                  6.375   10/15/2015                25,000            24,313
L-3 Communications Corp. 144A                             3.000     8/1/2035                25,000            25,438
Leslie's Poolmart                                         7.750     2/1/2013                70,000            68,950
Leucadia National Corp.                                   7.000    8/15/2013                75,000            75,750
Norcraft Finance Co.                                      9.000    11/1/2011                40,000            40,550
Owens-Brockway                                            7.750    5/15/2011               155,000           159,263
Owens-Illinois, Inc.                                      7.500    5/15/2010               210,000           210,000
Silgan Holdings, Inc.                                     6.750   11/15/2013               120,000           118,500
Solo Cup Co. (a)                                          8.500    2/15/2014                50,000            43,188
Texas Industries Inc.                                     7.250    7/15/2013                40,000            40,000
                                                                                                     ---------------
                                                                                                           1,416,771
                                                                                                     ---------------
Consumer Cyclical - 2.2%
CSC Holdings, Inc.                                        8.125    7/15/2009                70,000            72,450
Domino's, Inc.                                            8.250     7/1/2011                26,000            27,300
Fisher Scientific International                           6.750    8/15/2014                65,000            66,138
Keystone Automotive Operation, Inc.                       9.750    11/1/2013                40,000            37,600
Neiman Marcus Group, Inc.                                 9.000   10/15/2015                30,000            31,875
Scotts Co. (a)                                            6.625   11/15/2013               140,000           136,675
                                                                                                     ---------------
                                                                                                             372,038
                                                                                                     ---------------
Consumer Non-cyclical - 5.4%
Alliance One International                               11.000    5/15/2012                50,000            51,000
Altria Group, Inc.                                        7.000    11/4/2013                50,000            54,516
Amerigas Partners LP                                      7.250    5/20/2015                50,000            49,813
Amerigas Partners LP                                      7.125    5/20/2016                25,000            24,625
Chattem, Inc.                                             7.000     3/1/2014                60,000            57,975
Del Monte Corp.                                           8.625   12/15/2012                65,000            68,169
Elizabeth Arden, Inc.                                     7.750    1/15/2014                40,000            39,200
Goodyear Tire & Rubber Co./The (a)                        9.000     7/1/2015                75,000            76,125
Hertz Corp. 144A                                          8.875     1/1/2014                45,000            47,138
Hertz Corp. 144A                                         10.500     1/1/2016                20,000            22,000
Ingles Markets, Inc.                                      8.875    12/1/2011                60,000            62,550
Rite Aid Corp.                                            9.500    2/15/2011                75,000            77,531
Smithfield Foods, Inc.                                    7.000     8/1/2011                25,000            25,188
Smithfield Foods, Inc.                                    7.750    5/15/2013                70,000            72,100
Stater Brothers Holdings                                  8.890    6/15/2010               125,000           126,250
Stater Brothers Holdings                                  8.125    6/15/2012                65,000            65,325
                                                                                                     ---------------
                                                                                                             919,505
                                                                                                     ---------------
Energy - 8.5%
CMS Energy Corp.                                          8.900    7/15/2008               100,000           104,750
Colorado Interstate Gas                                   6.800   11/15/2015               175,000           176,364
Dynegy Holdings, Inc.                                     8.375     5/1/2016                85,000            86,488
El Paso Natural Gas Co.                                   8.625    1/15/2022                50,000            57,205
El Paso Natural Gas Co.                                   7.500   11/15/2026               110,000           115,072
El Paso Production Holding Co.                            7.750     6/1/2013                45,000            46,013
Frontier Oil Corp.                                        6.625    10/1/2011                25,000            25,000
Houston Exploration Co.                                   7.000    6/15/2013                40,000            38,800
Newfield Exploration Corp.                                7.625     3/1/2011               150,000           154,688
Pacific Energy Part/Finance                               6.250    9/15/2015                30,000            29,550
Pogo Producing Co.                                        6.625    3/15/2015                50,000            47,750

Security Description                                      Rate     Maturity              Par Value   Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.                                  8.875    3/15/2010                25,000            26,217
Tennessee Gas Pipeline Co.                                8.375    6/15/2032               150,000           172,112
Transcontinental Gas Pipe Line Corp.                      8.875    7/15/2012               200,000           221,250
Williams Cos., Inc. (a)                                   7.875     9/1/2021               140,000           146,300
                                                                                                     ---------------
                                                                                                           1,447,559
                                                                                                     ---------------
Financial - 3.4%
BCP Crystal Holding Corp.                                 9.625    6/15/2014               116,000           125,860
E*Trade Financial Corp.                                   8.000    6/15/2011                20,000            20,700
Ford Motor Credit Co.                                     6.194    9/28/2007                75,000            74,314
Ford Motor Credit Corp.                                   5.625    10/1/2008                70,000            67,153
General Motors Acceptance Corp.                           7.750    1/19/2010               150,000           153,697
Hanover Insurance Group                                   7.625   10/15/2025                90,000            95,608
Wind Acquisition Finance SA 144A                         10.750    12/1/2015                25,000            27,594
                                                                                                     ---------------
                                                                                                             564,926
                                                                                                     ---------------
Industrial - 8.9%
Chesapeake Energy Corp.                                   7.625    7/15/2013                20,000            20,425
Cooper Standard Auto                                      8.375   12/15/2014                35,000            25,725
CPG International I Inc.                                 10.500     7/1/2013                35,000            35,613
Crown Americas Inc.                                       7.625   11/15/2013               130,000           131,625
Crown Americas Inc.                                       7.750   11/15/2015               140,000           141,750
Dean Foods Co.                                            7.000     6/1/2016                40,000            40,000
Douglas Dynamics LLC 144A                                 7.750    1/15/2012               155,000           146,475
Education Management LLC 144A                             8.750     6/1/2014                50,000            50,500
Goodman Global Holdings (b)                               8.329    6/15/2012                72,000            72,990
Intelsat Bermuda International                           11.250    6/15/2016               100,000           106,250
Panamsat Corp.                                            9.000    6/15/2016                15,000            15,450
Pokagon Gaming                                           10.375    6/15/2014               125,000           133,281
PQ Corp.                                                  7.500    2/15/2013                10,000             9,500
Scientific Games                                          6.250   12/15/2012                90,000            86,625
Terex Corp.                                               7.375    1/15/2014               140,000           140,700
Wca Waste Corp.                                           9.250    6/15/2014                15,000            15,563
Windstream Corp.144A                                      8.125     8/1/2013               165,000           175,106
Windstream Corp.144A                                      8.625     8/1/2016               165,000           176,550
                                                                                                     ---------------
                                                                                                           1,524,128
                                                                                                     ---------------
Media - 4.3%
Cablevision Systems Corp. (b)                             9.620     4/1/2009               125,000           132,969
Dex Media West LLC/Dex Media Finance Co.                  8.500    8/15/2010                85,000            87,763
Echostar DBS Corp.                                        5.750    10/1/2008                65,000            64,431
Lamar Media Corp.                                         7.250     1/1/2013                20,000            20,125
Radio One, Inc.                                           8.875     7/1/2011                75,000            76,594
RH Donnelley Corp.                                        8.875    1/15/2016                20,000            20,050
RH Donnelley Finance Corp. 144A                          10.875   12/15/2012               135,000           148,500
Salem Communications Corp.                                7.750   12/15/2010               130,000           130,975
Sinclair Broadcast Group, Inc.                            4.875    7/15/2018                60,000            53,325
                                                                                                     ---------------
                                                                                                             734,732
                                                                                                     ---------------
Real Estate - 0.7%
BF Saul Reit                                              7.500     3/1/2014               125,000           126,875
                                                                                                     ---------------
Services: Cyclical - 6.3%
Cinemark USA, Inc.                                        9.000     2/1/2013                75,000            77,813
Cinemark USA, Inc. (c )                                   9.750    3/15/2014                45,000            35,888
Corrections Corp Of America                               7.500     5/1/2011                60,000            61,350

Security Description                                      Rate     Maturity              Par Value   Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.                                 8.000   11/15/2013                55,000            55,963
Host Marriott LP (a)                                      7.000    8/15/2012               100,000           101,125
Isle of Capri Casinos, Inc.                               7.000     3/1/2014                90,000            85,500
Mohegan Tribal Gaming Authority                           8.000     4/1/2012               175,000           181,125
Mohegan Tribal Gaming Authority                           7.125    8/15/2014                45,000            44,775
Penn National Gaming, Inc. (a)                            6.875    12/1/2011                25,000            25,125
Penn National Gaming, Inc. (a)                            6.750     3/1/2015                60,000            58,425
Seneca Gaming Corp.                                       7.250     5/1/2012                25,000            25,000
Speedway Motorsports, Inc.                                6.750     6/1/2013               205,000           202,950
Station Casinos, Inc.                                     6.000     4/1/2012                65,000            62,725
True Temper Sports, Inc.                                  8.375    9/15/2011                65,000            58,175
                                                                                                     ---------------
                                                                                                           1,075,939
                                                                                                     ---------------
Services: Non-Cyclical - 3.7%
Davita, Inc.                                              6.625    3/15/2013                35,000            34,169
Davita, Inc. (a)                                          7.250    3/15/2015                50,000            49,125
HCA, Inc.                                                 7.875     2/1/2011               175,000           167,344
Kinetic Concepts, Inc.                                    7.375    5/15/2013                91,000            91,910
Plastipak Holdings, Inc. 144A                             8.500   12/15/2015               110,000           111,100
Psychiatric Solutions, Inc.                               7.750    7/15/2015                25,000            24,375
Service Corp Interational 144A                            8.000    6/15/2017                30,000            28,725
Tenet Healthcare Corp. (a)                                9.250     2/1/2015               100,000            96,250
Williams Scotsman, Inc.                                   8.500    10/1/2015                30,000            30,675
                                                                                                     ---------------
                                                                                                             633,673
                                                                                                     ---------------
Technology & Electronics - 2.2%
Communications & Power Industries, Inc.                   8.000     2/1/2012                25,000            25,000
Freescale Semiconductor, Inc. (a)                         6.875    7/15/2011               310,000           326,275
Sunguard Data Systems, Inc. (b)                           9.973    8/15/2013                20,000            20,750
                                                                                                     ---------------
                                                                                                             372,025
                                                                                                     ---------------

Telecommunications - 4.0%
Consolidated Communication Holdings, Inc.                 9.750     4/1/2012                59,000            62,245
Hawaiian Telcom Communication (b)                        10.789     5/1/2013                30,000            30,675
Nextel Communications, Inc.                               6.875   10/31/2013                30,000            30,538
Qwest Communications International                        7.500    2/15/2014               185,000           185,463
Qwest Corp.                                               7.875     9/1/2011               150,000           157,500
Qwest Corp.                                               7.200   11/10/2026               115,000           110,400
Rural Cellular Corp.                                      8.250    3/15/2012                50,000            51,500
Sierra Pacific Resources (a)                              8.625    3/15/2014                50,000            53,986
                                                                                                     ---------------
                                                                                                             682,307
                                                                                                     ---------------
Utilities - 9.9%
AES Corp.                                                 9.375    9/15/2010                60,000            64,800
AES Corp.                                                 8.875    2/15/2011               123,000           131,610
AES Corp. 144A                                            8.750    5/15/2013               310,000           332,475
Edison Mission Energy 144A                                7.500    6/15/2013                40,000            40,400
FPL Energy Wind Funding LLC 144A                          6.876    6/27/2017                79,200            80,487
Mirant Americas General, Inc.                             8.300     5/1/2011               100,000           100,125
Mirant North America LLC                                  7.375   12/31/2013               185,000           185,231
MSW Energy Holdings                                       7.375     9/1/2010                95,000            95,000
MSW Energy Holdings                                       8.500     9/1/2010                50,000            51,500
Nevada Power Co.                                          6.500    4/15/2012               300,000           309,251
NorthWestern Corp.                                        5.875    11/1/2014                35,000            34,430
NRG Energy, Inc.                                          7.250     2/1/2014                50,000            49,625

Security Description                                      Rate     Maturity              Par Value   Value (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. (a)                                  9.250    7/15/2010                50,000            51,875
Reliant Energy, Inc. (a)                                  9.500    7/15/2013                25,000            25,938
TECO Energy, Inc.                                         7.500    6/15/2010                50,000            52,500
TECO Energy, Inc.                                         6.750     5/1/2015                10,000            10,250
Whiting Petroleum Corp.                                   7.250     5/1/2013                75,000            73,500
                                                                                                     ---------------
                                                                                                           1,688,997
                                                                                                     ---------------
Total Corporate (Cost $13,175,121)                                                                        13,279,136
                                                                                                     ---------------

Municipal Bonds - 2.1%
Erie County NY Tob Asset Securitization Corp.             6.000     6/1/2028                25,000            25,017
Mashantucket West Pequot 144A                             5.912     9/1/2021               150,000           144,260
Tobacco Settlement Authority Iowa                         6.500     6/1/2023               135,000           134,382
Tobacco Settlement Authority Michigan                     7.309     6/1/2034                55,000            56,896
                                                                                                     ---------------
Total Municipal Bonds (Cost $363,525)                                                                        360,555
                                                                                                     ---------------

Yankee Bonds - 9.1%
Angiotech Pharmaceutical 144A                             7.750     4/1/2014                10,000             9,500
Bombardier, Inc. 144A                                     6.300     5/1/2014               100,000            89,750
General Motors Acceptance Corp. (a)                       6.125    1/22/2008                65,000            64,570
Ineos Group Holdings Plc 144A                             8.500    2/15/2016               115,000           109,538
Intelsat Sub Holding Co., Ltd. (b)                       10.484    1/15/2012                85,000            86,169
INVISTA 144A                                              9.250     5/1/2012               180,000           190,350
Jean Coutu Group, Inc.                                    7.625     8/1/2012                50,000            52,563
JSG Funding PLC                                           9.625    10/1/2012                50,000            52,750
Kaupthing Bank 144A                                       7.125    5/19/2016               180,000           189,212
Nell AF Sarl 144A (a)                                     8.375    8/15/2015                75,000            74,438
Norampac, Inc.                                            6.750     6/1/2013               120,000           113,400
Rogers Wireless Inc.                                      8.000   12/15/2012                60,000            63,750
Rogers Wireless, Inc.                                     7.250   12/15/2012                50,000            52,313
Rogers Wireless, Inc. (b)                                 8.515   12/15/2010                60,000            61,050
Royal Caribbean Cruises Ltd.                              8.750     2/2/2011               110,000           119,825
Russel Metals, Inc.                                       6.375     3/1/2014                50,000            47,250
Shinsei Finance Cayman Ltd 144A                           6.418    7/20/2048               100,000            99,318
Stena AB                                                  7.500    11/1/2013                70,000            68,775
                                                                                                     ---------------
Total Yankee Bonds (Cost $1,538,738)                                                                       1,544,521
                                                                                                     ---------------

Foreign Denominated - 4.2%
Euro - 4.2%
Culligan Finance Corp., BV 144A                           8.000    10/1/2014   EUR          35,000            46,710
FCE Bank PLC EMTN (a)                                     3.103    9/30/2009               125,000           150,892
Fresenius Finance BV                                      5.000    1/31/2013                10,000            12,648
General Motors Acceptance Corp.                           5.375     6/6/2011                45,000            55,751
General Motors Acceptance Corp.                           4.375   10/31/2007                85,000           107,277
Hornbach Baumarkt AG 144A                                 6.125   11/15/2014                15,000            19,686
Nordic Tel Co. Holdings 144A                              8.250     5/1/2016                50,000            68,472
NTL Cable PLC                                             8.750    4/15/2014                35,000            46,377
Remy Cointreau S.A. 144A                                  6.500     7/1/2010                40,000            52,876
Sensata Technologies BV 144A                              9.000     5/1/2016                50,000            63,664
Telenet Communications NV 144A                            9.000   12/15/2013                74,700           105,119
                                                                                                     ---------------
Total Foreign Denominated (Cost $681,393)                                                                    729,472
                                                                                                     ---------------
TOTAL BONDS AND NOTES (COST $15,873,777)                                                                  16,060,645
                                                                                                     ---------------

                                                                                        Shares
                                                                                     -------------
CONVERTIBLE PREFERRED STOCKS - 0.9%
Sovereign Capital Trust IV 4.375% CVT Pfd                                                    3,100           143,763
Fannie Mae 7.00% CVT Pfd                                                                       300            15,881
                                                                                                     ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $170,000)                                                           159,644
                                                                                                     ---------------

                                                                   Rate
                                                                  ------
INVESTMENT OF CASH COLLATERAL - 6.9%
BlackRock Cash Strategies L.L.C. (d)(Cost $1,183,250)              5.350                 1,183,250         1,183,250
                                                                                                     ---------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $17,227,027)                                                         17,403,539
                                                                                                     ---------------

AFFILIATED INVESTMENTS - 5.3%
Dreyfus Institutional Preferred Plus Money Market Fund (d) (e)
(Cost $898,677)                                                    5.320                   898,677           898,677
                                                                                                     ---------------
Total Investments - 107.3% (Cost $18,125,704)                                                             18,302,216
                                                                                                     ---------------
Liabilities in Excess of Other Assets - (7.3%)                                                            (1,242,652)
                                                                                                     ---------------
NET ASSETS - 100.0%                                                                                       17,059,564
                                                                                                     ===============

144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $2,909,848 or 17.06% of net assets.

(a)   Security, or a portion of thereof, was on loan at September 30, 2006.

(b)   Variable Rate Security; rate indicated is as of September 30,2006.

(c)   Step-up bond rate, rate indicated as of September 30,2006.

(d)   Stated yield is the seven day yield for the fund at September 30, 2006.

(e)   Affiliated institutional money market fund.

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $18,125,704. Net unrealized appreciation aggregated $176,512, of which $399,874 related to appreciated investment securities and $223,362 related to depreciated investment securities.

CVT-Convertible

EUR-Euro

Pfd- Prefunded

REIT-Real Estate Investment Trust

At September 30, 2006, the Fund held the following open swap agreement:

Credit Default Swaps

                                                                                                                  Unrealized
                                                         Buy/Sell   (Pay)/Receive   Expiration  Notional        Appreciation/
Counterparty                 Reference Entity           Protection   Fixed Rate        Date      Amount         (Deprecation)
------------------------------------------------------------------------------------------------------------------------------
JPMorgan                    Dow Jones CDX.NA.HY.4          Sell              3.60%   6/20/2010  $ 201,600  USD  $       1,855
JPMorgan                  Dow Jones CDX.NA.HY.BB.5         Buy             (2.50%)  12/20/2010    204,878  USD         (5,460)
Merrill Lynch            Dow Jones CDX.NA.IG.4 7-10%       Buy            (0.305%)
                                   Tranche                                           6/20/2010    242,600  USD         (1,726)
Morgan Stanley           Dow Jones CDX.NA.IG.4 7-10%       Buy             (0.35%)
                                   Tranche                                           6/20/2010    385,400  USD         (3,346)
UBS AG                Itraxx Europe Series 5 Version 1     Buy             (0.40%)   6/20/2011    125,000  EUR            415
UBS AG                         Telekom Austria             Buy             (0.45%)
                          Aktiengesellschaft,5% due
                                  7/22/2013                                          9/20/2011     80,000  USD            154
UBS AG                 Wolter Kluwer N.V., 5.125% due      Buy             (0.55%)
                                  1/27/2014                                          9/20/2011     80,000  USD           (162)
                                                                                                                -------------
                                                                                                                $      (8,270)
                                                                                                                =============

At September 30, 2006 the Fund held the following forward foreign currency exchange contracts:

                                                              Value at
                                                 Contract    September
Contracts to Deliver   Local Principal Amount   Value Date    30, 2006   USD Amount to Receive   Unrealized Loss
------------------------------------------------------------------------------------------------------------------
Euro                                  606,000   12/20/2006     771,857                 770,200            (1,657)
                                                             =====================================================

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   By:   /s/ Steven M. Anderson
                                         -------------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                   Date: November 29, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By:    /s/ Steven M. Anderson
                                          ------------------------------------
                                          Steven M. Anderson
                                          Treasurer

                                   Date:  November 29, 2006


                                   By:    /s/ Patrick J. Sheppard
                                          ------------------------------------
                                          Patrick J. Sheppard
                                          President

                                   Date:  November 29, 2006